Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Balance Sheet Components [Abstract]
Balance Sheet Components
3. Balance Sheet Components
Prepaid Expenses and
Other Current
Assets
Prepaid expenses and
other current
assets
as of June 30, 2025 and
December
31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid foreign consumption tax	$—	$81
Prepaid research and development costs	6,362	57
Other receivables	99	83
Prepaid other	100	129

Prepaid expenses and other current assets	$6,561	$350

Other
Non-Current
Assets
Other
non-current
assets as of June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Investment in Celexor	$942	$942
Non-current deposits	69	69
Property and equipment, net	3	8

Other non-current assets	$1,014	$1,019
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Accrued research and development costs	$1,469	$654
Accrued compensation	480	931
Accrued professional fees	88	485
Accrued financing cost	2,258	1,294
Accrued other	117	96

Accrued expenses and other current liabilities	$4,412	$3,460

4. Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Prepaid foreign consumption tax	$81	$98
Prepaid research and development costs	57	—
Other receivables	83	223
Prepaid other	129	106

Prepaid expenses and other current assets	$350	$427

Other
Non-Current
Assets
Other
non-current
assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Deferred offering costs	$1,888	$—
Non-current deposits	69	123
Investment in Celexor	942	942

Other non-current assets	$2,899	$1,065

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2024 and 2023, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accrued research and development costs	$654	$785
Accrued compensation	931	1,006
Accrued professional fees	485	322
Accrued financing cost	1,294	—
Accrued other	96	880
Foreign consumption tax payable	—	137

Accrued expenses and other current liabilities	$3,460	$3,130